Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Accrued payroll	$ 9,103,236	¥ 63,374,911	¥ 91,993,195
Tax payables	48,039,715	334,442,889	166,802,584
Payable to suppliers	3,914,644	27,252,968	57,353,842
Payable to external service providers	8,856,742	61,658,863	52,443,595
Payable to funding partner	10,668,441	74,271,550	66,198,839
Others	22,589,634	157,264,521	72,694,382
Total	$ 103,172,412	¥ 718,265,702	¥ 507,486,437